Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010	Jun. 30, 2010
Statement [Line Items]
Net loss	¥ 8.0
Common stock, shares issued	36,000,000,000					20,000,000
Intangible assets estimated useful life	12 years
Net operating cash outflow	¥ 3.4
Current liabilities	8.7
Share-based compensation	0.8	¥ 1.7
Statutory reserve	¥ 0.3	¥ 0.2
PRC [Member]
Statement [Line Items]
Interest and fee income	6.00%
Equity Incentive Plan [member]
Statement [Line Items]
Common stock, shares issued			1,069,615	269,252	23,200,000
Number of share awarded	2,000,000,000
Ordinary shares	384,000,000